Schedule of Long-Term and Other Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 30, 2016	Apr. 26, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 609,644			$ 602,089
Less: Unamortized discount	(3,931)			(669)
Less: Deferred financing costs	(5,766)			(5,227)
Total debt	599,947			596,193
Less: Current portion of debt	(8,796)			(465,768)
Total long-term debt	591,151			130,425
Total debt	599,947			596,193
Trilogy Notes
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	450,000			450,000
Less: Unamortized discount			$ (4,500)
Less: Deferred financing costs		$ (3,800)
New Zealand Senior Facilities Agreement
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	133,101			134,321
Bolivian Syndicated Loan
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	23,158			13,351
Other
Debt Instrument [Line Items]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 3,385			$ 4,417